CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($)	Common Stock [Member]	Additional Paid in Capital [Member]	Shares in Treasury [Member]	Accumulated Deficit [Member]	Non-Controlling Interest [Member]	Total
Beginning Balance at Dec. 31, 2022	$ 46,447	$ 31,838,291	$ (6,892)	$ (21,345,398)	$ (58,114)	$ 10,474,334
Beginning Balance (Shares) at Dec. 31, 2022	46,446,917
Stock-based compensation		23,750				23,750
Repurchase of shares	$ (246)	(150,335)	(20,744)			(171,325)
Repurchase of shares (Shares)	(245,700)
Shares in treasury		(6,892)	6,892
Net income				(165,928)	180,652	14,724
Ending Balance at Dec. 31, 2023	$ 46,201	31,704,814	(20,744)	(21,511,326)	122,538	10,341,483
Ending Balance (Shares) at Dec. 31, 2023	46,201,217
Stock-based compensation		139,138				139,138
Repurchase of shares	$ (206)	(176,121)	20,744			(155,583)
Repurchase of shares (Shares)	(206,700)
Shares in treasury			(17,239)			(17,239)
Net income				1,675,412	249,735	1,925,147
Ending Balance at Dec. 31, 2024	$ 45,995	31,667,831	(17,239)	(19,835,914)	372,273	12,232,946
Ending Balance (Shares) at Dec. 31, 2024	45,994,517
Private placement	$ 1,018	1,343,897				1,343,897
Private placement (Shares)	1,018,000
Stock-based compensation						7,151
Repurchase of shares	$ (331)	(550,328)	17,239			(533,420)
Repurchase of shares (Shares)	(330,400)
Shares in treasury			(91,236)			(91,236)
Net income				3,683,433	298,531	3,981,964
Ending Balance at Dec. 31, 2025	$ 46,682	$ 32,461,400	$ (91,236)	$ (16,152,481)	$ 670,804	$ 16,935,169
Ending Balance (Shares) at Dec. 31, 2025	46,682,117